UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Commercial Mortgage Securities Trust, Inc.

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 116.9%
Healthcare 2.1%
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (g)	$2,000	$1,957
7.471% due 01/15/2019 (g)	1,000	297
9.012% due 01/15/2019 (a)(g)	317	47
9.150% due 11/28/2027 (g)	484	477

		2,778

Hospitality 8.7%
Bear Stearns Commercial Mortgage Securities
5.817% due 05/14/2016 (d)(g)	1,500	1,492
Commercial Mortgage Pass-Through Certificates
5.756% due 02/05/2019 (g)	2,000	1,969
Hilton Hotel Pool Trust
0.608% due 10/03/2015 (b)(d)(g)	31,628	694
Host Marriot Pool Trust
8.310% due 08/03/2015 (d)(g)	2,000	2,118
Office Portfolio Trust
6.778% due 02/03/2016 (g)	1,000	1,035
Times Square Hotel Trust
8.528% due 08/01/2026 (g)	3,666	4,270

		11,578

Multi-Class 94.6%
Asset Securitization Corp.
7.384% due 08/13/2029 (d)	750	755
10.115% due 02/14/2043	4,390	4,479
Banc of America Commercial Mortgage, Inc.
5.272% due 03/11/2041 (g)	2,000	1,957
5.918% due 04/11/2036 (d)(g)	937	964
6.290% due 06/11/2035 (g)	700	721
7.224% due 04/15/2036	2,500	2,680
7.688% due 11/15/2031 (d)	2,800	2,980
Bear Stearns Commercial Mortgage Securities
5.060% due 11/15/2016	9	9
5.533% due 02/11/2041 (g)	1,000	973
5.685% due 05/11/2039 (g)	1,000	1,029
6.500% due 02/15/2032	1,332	1,367
6.625% due 10/15/2032 (g)	1,258	1,126
7.000% due 05/20/2030 (d)	1,570	1,729
Carey Commercial Mortgage Trust
5.970% due 09/20/2019 (d)(g)	1,347	1,359
Chase Commercial Mortgage Securities Corp.
5.857% due 02/12/2016 (d)(g)	1,000	1,044
6.650% due 07/15/2032 (g)	2,600	2,689
6.887% due 10/15/2032 (g)	1,500	1,545
Commercial Mortgage Asset Trust
6.975% due 01/17/2032 (d)	2,500	2,712
Commercial Mortgage Pass-Through Certificates
6.586% due 07/16/2034 (d)(g)	1,500	1,607
6.812% due 07/16/2034 (g)	1,500	1,648
6.830% due 02/14/2034 (d)(g)	2,893	3,057
8.174% due 08/15/2033 (g)	1,500	1,634
CS First Boston Mortgage Securities Corp.
0.525% due 12/15/2035 (b)(d)(g)	26,921	980
5.322% due 08/15/2036 (g)	2,000	1,953
5.380% due 12/15/2036 (g)	2,600	2,590
7.170% due 05/17/2040 (d)	3,000	3,179
7.460% due 01/17/2035 (d)	2,000	2,208
CVS Lease Pass-Through
5.880% due 01/10/2028 (g)	1,948	1,931
DLJ Commercial Mortgage Corp.
7.042% due 11/12/2031	135	139
Federal Housing Administration
7.380% due 04/01/2041	2,410	2,430
FFCA Secured Lending Corp.
1.366% due 09/18/2027 (b)(g)	6,435	277
First Union-Bank of America
6.000% due 01/15/2011 (g)	1,000	1,018
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035 (d)	2,000	2,149
GE Capital Commercial Mortgage Corp.
5.275% due 07/10/2045 (g)	1,000	956
5.309% due 05/10/2043 (d)	1,000	980
GMAC Commercial Mortgage Securities, Inc.
6.500% due 05/15/2035 (d)	4,520	4,669
7.084% due 05/15/2030 (g)	1,500	1,376
8.081% due 09/15/2035 (g)	1,500	1,638
Greenwich Capital Commercial Funding Corp.
4.859% due 08/10/2042 (d)	1,500	1,452
5.419% due 01/05/2036 (g)	1,500	1,499
5.965% due 03/10/2039 (g)	1,000	969
GS Mortgage Securities Corp. II
6.615% due 02/14/2016 (d)(g)	3,500	3,694
7.644% due 08/05/2018 (g)	3,480	3,676
GSMPS Mortgage Loan Trust
8.000% due 09/19/2027 (d)(g)	1,453	1,537
JPMorgan Chase Commercial Mortgage Securities Corp.
0.293% due 03/12/2039 (b)(g)	12,204	456
5.269% due 05/15/2041 (g)	1,500	1,462
5.300% due 12/15/2044 (d)	5,325	5,320
5.489% due 12/12/2043	1,000	1,002
6.162% due 05/12/2034 (d)	2,000	2,085
6.465% due 11/15/2035 (d)	3,000	3,153
LB-UBS Commercial Mortgage Trust
5.683% due 07/15/2035 (g)	1,500	1,510
6.950% due 03/15/2034 (d)(g)	1,572	1,679
7.290% due 09/15/2034 (g)	2,000	2,156
Merrill Lynch Mortgage Investors, Inc.
4.861% due 08/25/2033	803	741
6.508% due 12/15/2030	1,500	1,631
6.790% due 02/15/2030 (d)	2,000	2,073
Morgan Stanley Capital I, Inc.
5.204% due 11/14/2042 (d)	500	493
5.379% due 08/13/2042 (g)	100	99
7.005% due 12/15/2031 (d)	200	206
7.570% due 04/30/2039 (d)(g)	1,999	2,002
7.695% due 10/03/2030 (g)	2,000	1,854
Nationslink Funding Corp.
7.050% due 03/20/2030 (g)	2,000	2,014
7.105% due 08/20/2030 (g)	2,500	2,646
Prudential Securities Secured Financing Corp.
6.755% due 06/16/2031 (g)	2,000	2,093
Trizec Hahn Office Properties
7.604% due 05/15/2016 (g)	3,000	3,251
Wachovia Bank Commercial Mortgage Trust
0.143% due 10/15/2041 (b)(g)	47,714	1,039
4.982% due 02/15/2035 (g)	1,020	962
5.188% due 02/15/2041 (g)	2,500	2,390
5.339% due 01/15/2041 (g)	1,500	1,456
5.698% due 11/15/2048 (g)	1,000	969
6.290% due 04/15/2034 (g)	2,000	2,076

		126,182

See Accompanying Notes

1

Schedule of Investments

Commercial Mortgage Securities Trust, Inc. (Cont.)

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
Multi-Family 5.3%
Commercial Capital Access One, Inc.
7.706% due 11/15/2028 (g)	$3,000	$3,116
Fannie Mae
8.356% due 12/25/2015 (j)	1,084	1,083
Federal Housing Administration
8.360% due 01/01/2012	158	161
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024 (d)	602	609
9.459% due 01/15/2024	2,000	2,073

		7,042

Other Mortgaged-Backed Securities 6.2%
County of Dickinson, Iowa Revenue Bonds, Series 2006
5.440% due 12/01/2012	345	344
Denver Arena Trust
6.940% due 11/15/2019	1,835	1,872
Iowa State Finance Authority Revenue Bonds, Series 2006
7.500% due 11/01/2007	90	90
LB Commercial Conduit Mortgage Trust
6.000% due 10/15/2035 (d)(g)	5,000	5,044
Little Rock, Arkansas Municipal Property Owners Multi-purpose Improvement District Special Tax Bonds, (GO OF DIST Insured), Series 2007 7.200% due 03/01/2032	1,000	989

		8,339

Total Commercial Mortgage-Backed Securities (Cost $156,637)		155,919

CORPORATE BONDS & NOTES 9.3%
Banking & Finance 1.1%
Ford Motor Credit Co.
8.000% due 12/15/2016	500	482
GMAC LLC
6.000% due 09/15/2008	180	176
Tenneco, Inc.
8.625% due 11/15/2014	750	786

		1,444

Industrials 7.5%
Bon-Ton Stores, Inc.
10.250% due 03/15/2014	500	539
CCO Holdings LLC
8.750% due 11/15/2013	500	520
CSC Holdings, Inc.
7.875% due 02/15/2018	500	516
Dynegy Holdings, Inc.
7.125% due 05/15/2018	500	482
EchoStar DBS Corp.
7.125% due 02/01/2016	500	519
HCA, Inc.
6.750% due 07/15/2013	1,250	1,156
9.250% due 11/15/2016 (g)	600	649
Intelsat Bermuda Ltd.
9.250% due 06/15/2016 (g)	1,000	1,113
Lyondell Chemical Co.
8.250% due 09/15/2016	500	538
Northwest Airlines, Inc.
7.041% due 04/01/2022	562	563
Primedia, Inc.
8.875% due 05/15/2011	500	516
RH Donnelley Corp.
8.875% due 01/15/2016	950	1,014
SemGroup LP
8.750% due 11/15/2015 (g)	500	510
SunGard Data Systems, Inc.
9.125% due 08/15/2013	500	539
U.S. Airways Group, Inc.
9.330% due 01/01/2049	633	5
Verso Paper Holdings LLC
9.125% due 08/01/2014 (g)	800	836

		10,015

Utilities 0.7%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	500	514
NRG Energy, Inc.
7.250% due 02/01/2014	350	360
7.375% due 02/01/2016	150	154

		1,028

Total Corporate Bonds & Notes (Cost $12,091)		12,487

REAL ESTATE ASSET-BACKED SECURITIES 23.3%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	2,123
Asset-Backed Securities Corp. Home Equity
8.070% due 06/21/2029	421	321
Bear Stearns Second Lien Trust
7.820% due 02/25/2035 (g)	2,316	797
CCCA LLC
7.800% due 10/15/2008 (g)	826	840
CDC Mortgage Capital Trust
9.977% due 03/25/2033	368	52
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,808
7.970% due 05/01/2032	1,000	836
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (d)	596	596
Fannie Mae
5.000% due 11/25/2035 (d)	429	349
5.237% due 06/01/2023 (d)	1,442	1,447
6.063% due 07/01/2012 (d)	6,679	6,978
6.494% due 09/25/2023	49	50
7.000% due 08/01/2033 - 10/01/2033 (d)	863	889
7.875% due 11/01/2018	20	20
8.000% due 07/01/2009 - 07/25/2022 (d)	402	415
8.500% due 07/01/2008 - 04/01/2032 (d)	769	824
9.000% due 03/25/2020 (d)	316	344
9.375% due 04/01/2016 (d)	171	175
Federal Housing Administration
7.430% due 07/01/2018	238	240
First International Bank N.A.
11.070% due 04/15/2026	1,856	168
Freddie Mac
5.000% due 02/15/2036 (d)	343	291
7.000% due 08/01/2007 - 08/01/2032 (d)	1,166	1,210

See Accompanying Notes

2

Schedule of Investments

Commercial Mortgage Securities Trust, Inc. (Cont.)

March 31, 2007 (Unaudited)

	Principal Amount (000s)	Value (000s)
8.000% due 07/01/2010 - 06/01/2015	$33	$35
8.500% due 11/15/2021 (d)	635	674
Ginnie Mae
6.000% due 04/16/2031	6	6
Green Tree Financial Corp.
6.180% due 04/01/2030	145	146
6.220% due 03/01/2030 (d)	579	586
6.530% due 02/01/2031	811	753
6.760% due 03/01/2030	445	460
6.810% due 12/01/2027	497	515
7.050% due 01/15/2027	922	807
7.070% due 01/15/2029	146	151
Greenpoint Manufactured Housing
7.590% due 11/15/2028	102	105
8.300% due 10/15/2026	2,000	2,091
Keystone Owner Trust
9.000% due 01/25/2029 (g)	511	465
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023	10	10
Oakwood Mortgage Investors, Inc.
5.550% due 05/15/2013	138	128
6.890% due 11/15/2032	1,000	514
Ocwen Residential Mortgage-Backed Securities Corp.
6.815% due 06/25/2039 (g)	626	496
7.000% due 10/25/2040 (g)	1,344	1,038
PPM America High Yield CBO Ltd.
6.198% due 06/01/2011	267	202
Saxon Asset Securities Trust
8.640% due 12/25/2032	547	306
Structured Asset Investment Loan Trust
8.320% due 10/25/2033	68	17
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	465
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (g)	353	351

Total Real Estate Asset-Backed Securities (Cost $32,690)	31,094	31,094

SHORT-TERM INSTRUMENTS 2.6%
U.S. Treasury Bills 2.6%
4.956% due 05/31/2007 - 06/14/2007 (c)(e)	3,540	3,503

Total Short-Term Instruments (Cost $3,506)		3,503

Purchased Options (i) 0.1% (Cost $104)		94
Total Investments (f) 152.2% (Cost $205,028)		$203,097
Other Assets and Liabilities (Net) (52.2%)		(69,699)

Net Assets 100.0%		$133,398

See Accompanying Notes

3

Notes to Schedule of Investments (amounts in thousands):

(a) Security is in default.

(b) Interest only security.

(c) Coupon represents a weighted average rate.

(d) On March 31, 2007, securities valued at $79,471 were pledged as collateral for reverse repurchase agreements.

(e) Securities with an aggregate market value of $3,464 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

(f) As of March 31, 2007, portfolio securities with an aggregate value of $6,308 were valued in good faith and pursuant to the guidelines established by the Board of Directors.

(g) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(h) Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.700%	06/21/2025	$242,800	$(8,762)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.600%	06/21/2026	28,000	756
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026	165,000	5,364
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	1,300	(45)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.660%	02/25/2017	62,900	(6)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.840%	02/25/2017	62,900	79
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.700%	06/21/2025	40,000	1,663
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	4,200	(196)

						$(1,147)

(i) Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 9-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.660%	02/21/2008	$9,400	$62	$58
Put - OTC 9-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.840%	02/21/2008	9,400	42	36

							$104	$94

(j) Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Fannie Mae	8.356%	12/25/2015	12/08/1995	$1,084	$1,083	0.81%

(k) On March 31, 2006 the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unaudited appreciation (depreciation) of investments for federal income tax purposes were as follows:

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$5,474	$(7,405)	$(1,931)

4

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act 1940 is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 29, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 29, 2007